RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The following amounts are included in Due from Affiliates:

		2013		2012[2]
year ended December 31 (millions of Canadian dollars)	Maturity Date	Outstanding	Effective Interest Rate	Outstanding	Effective Interest Rate
Discount Notes[1]	2014	2,721	1.3%	2,889	1.4%
		2,721		2,889

1	Interest on the discount notes is equivalent to current commercial paper rates.

2
Balances in 2012 were previously reported net with amounts Due to Affiliates on the Consolidated Balance Sheet. To conform with our current reporting, we have adjusted the presentation to show the amounts on a gross basis.

In 2013, Interest Income included $38 million as a result of inter-corporate borrowing (2012 - $41 million; 2011 - $35 million).
In 2013, Accounts Receivables included $43 million due from various affiliates of TCPL.
The following amounts are included in Due to Affiliates:

		2013		2012[3]
year ended December 31 (millions of Canadian dollars)	Maturity Date	Outstanding	Effective Interest Rate	Outstanding	Effective Interest Rate
Credit Facility[1]		574	3.0%	1,240	3.0%
Credit Facility[2]	2014	865	3.8%	664	3.8%
		1,439		1,904

1
TCPL's demand revolving credit arrangement with TransCanada is $2.0 billion (or a U.S. dollar equivalent). This facility bears interest at the Royal Bank of Canada prime rate per annum, or the U.S base rate per annum. This facility may be terminated at any time at TransCanada's option.

2	TransCanada has an unsecured $3.5 billion credit facility with a subsidiary of TCPL. Interest on this facility is charged at Reuters prime rate plus 75 basis points.

3
Balances in 2012 were previously reported net with amounts Due from Affiliates on the Consolidated Balance Sheet. To conform with our current reporting, we have adjusted the presentation to show the amounts on a gross basis.

In 2013, Interest Expense included $62 million of interest charges as a result of inter-corporate borrowing (2012 - $61 million; 2011 - $140 million).
At December 31, 2013, Accounts Payable included $1 million of interest payable to TransCanada (December 31, 2012 - $2 million).
The Company made interest payments of $62 million to TransCanada in 2013 (2012 - $62 million; 2011 - $144 million).